Office of General Counsel

Please Reply to:        Timothy D. Crawford
Officer, Managing Counsel
One Nationwide Plaza 01-09-V2
Columbus, Ohio 43215
E-mail: crawfot1@nationwide.com
Tel: (614) 249-3398
Fax: (614) 249-2112
VIA EDGAR

September 27, 2007

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C.  20549-4644

Re:           Nationwide Life Insurance Company
Nationwide VLI Separate Account - 4
Pre-Effective Amendment No. 3 (N-6 Registration Statement, File No. 333-137202)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account - 4 (“Variable Account”), we are filing this pre-effective amendment to the Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

At the outset, we acknowledge the following:

▪
should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We are filing this pre-effective amendment pursuant to numerous discussions with the Staff.  We believe with this filing we have addressed all Staff comments.

Nationwide Life Insurance Company
Nationwide VLI Separate Account - 4
Pre-Effective Amendment No. 3

In addition, we are seeking acceleration pursuant to Rule 461 with a desired effective date of September 27, 2007.  We have attached the required acceleration letters to this correspondence.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Officer, Managing Counsel
Office of General Counsel
Nationwide Life Insurance Company

September 27, 2007

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VLI Separate Account - 4 Nationwide Life and Annuity Insurance Company SEC File No. 333-137202

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Investment Services Corporation, the General Distributor of the Flexible Premium Variable Universal Life Insurance Policies to be issued by Nationwide VLI Separate Account - 4 (the “Variable Account”), respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Thursday, September 27, 2007.

The undersigned is Vice President for Nationwide Investment Services Corporation and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Tim Crawford at (614) 249-3398 should you have questions.

Very truly yours,

NATIONWIDE INVESTMENT SERVICES CORPORATION

/s/ KAREN R. COVLIN
Karen R. Colvin
Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

September 27, 2007

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:	Nationwide VLI Separate Account - 4 Nationwide Life Insurance Company SEC File No. 333-137202

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Life and Annuity Insurance Company for itself and on behalf of its Nationwide VLI Separate Account - 4 (the “Variable Account”) respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Thursday, September 27, 2007.

The undersigned is an officer of Nationwide Life Insurance Company and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Tim Crawford at (614) 249-3398 should you have questions.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ PETER A. GOLATO
Peter A. Golato
Senior Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products